Financial Liabilities at Amortized Cost - Schedule of Long-Term Current Bonds (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Current Bonds [Line Items]
Amount	$ 1,923,146	$ 984,589
Subtotal other currencies [Member]
Schedule of Long-Term Current Bonds [Line Items]
Amount	350,331
UF [Member]
Schedule of Long-Term Current Bonds [Line Items]
Amount	$ 1,572,815	$ 932,204
UF [Member] | Series BCHIFC0721 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 22,830
Terms Years	5 years
Annual interest rate %	2.97%
Date of issuance	Mar. 17, 2025
Maturity date	01/01/2030
UF [Member] | Series BCHIFC0721 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 11,422
Terms Years	5 years
Annual interest rate %	2.97%
Date of issuance	Mar. 20, 2025
Maturity date	01/01/2030
UF [Member] | Series BCHIFC0721 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 40,001
Terms Years	5 years
Annual interest rate %	2.97%
Date of issuance	Mar. 21, 2025
Maturity date	01/01/2030
UF [Member] | Series BCHIFC0721 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 30,548
Terms Years	5 years
Annual interest rate %	2.96%
Date of issuance	Apr. 01, 2025
Maturity date	01/01/2030
UF [Member] | Series BCHIFO0721 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 34,577
Terms Years	7 years
Annual interest rate %	2.92%
Date of issuance	Apr. 03, 2025
Maturity date	01/01/2032
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 33,047
Terms Years	6 years
Annual interest rate %	2.84%
Date of issuance	Apr. 15, 2025
Maturity date	12/01/2030
UF [Member] | Series BCHIGG1121 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 38,413
Terms Years	10 years
Annual interest rate %	3.03%
Date of issuance	Apr. 17, 2025
Maturity date	05/01/2035
UF [Member] | Series BCHIHD0424 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 81,115
Terms Years	10 years
Annual interest rate %	3.03%
Date of issuance	Apr. 17, 2025
Maturity date	10/01/2034
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 11,679
Terms Years	6 years
Annual interest rate %	2.92%
Date of issuance	May 07, 2025
Maturity date	12/01/2030
UF [Member] | Series BCHIGG1121 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,712
Terms Years	10 years
Annual interest rate %	3.03%
Date of issuance	May 09, 2025
Maturity date	05/01/2035
UF [Member] | Series BCHIHN1223 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 12,517
Terms Years	15 years
Annual interest rate %	3.06%
Date of issuance	May 09, 2025
Maturity date	12/01/2039
UF [Member] | Series BCHIFA0222 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 22,900
Terms Years	3 years
Annual interest rate %	2.77%
Date of issuance	May 30, 2025
Maturity date	08/01/2028
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 9,575
Terms Years	6 years
Annual interest rate %	3.06%
Date of issuance	May 30, 2025
Maturity date	12/01/2030
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 13,407
Terms Years	6 years
Annual interest rate %	3.06%
Date of issuance	Jun. 02, 2025
Maturity date	12/01/2030
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 9,581
Terms Years	6 years
Annual interest rate %	3.05%
Date of issuance	Jun. 02, 2025
Maturity date	12/01/2030
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 8,667
Terms Years	6 years
Annual interest rate %	3.04%
Date of issuance	Jun. 03, 2025
Maturity date	12/01/2030
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 4,145
Terms Years	6 years
Annual interest rate %	3.04%
Date of issuance	Jun. 06, 2025
Maturity date	12/01/2030
UF [Member] | BCHIFH1221 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 25,567
Terms Years	6 years
Annual interest rate %	3.04%
Date of issuance	Jun. 10, 2025
Maturity date	12/01/2030
UF [Member] | Series BCHIFO0721 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 19,306
Terms Years	7 years
Annual interest rate %	3.06%
Date of issuance	Jun. 10, 2025
Maturity date	01/01/2032
UF [Member] | Series BCHIGG1121 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 23,174
Terms Years	10 years
Annual interest rate %	3.15%
Date of issuance	Jul. 03, 2025
Maturity date	05/01/2035
UF [Member] | Series BCHICI0815 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 19,989
Terms Years	8 years
Annual interest rate %	3.14%
Date of issuance	Jul. 09, 2025
Maturity date	02/01/2033
UF [Member] | Series BCHICG0815 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 49,639
Terms Years	7 years
Annual interest rate %	3.14%
Date of issuance	Jul. 10, 2025
Maturity date	08/01/2032
UF [Member] | Series BCHICH1215 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 15,721
Terms Years	8 years
Annual interest rate %	3.14%
Date of issuance	Jul. 10, 2025
Maturity date	12/01/2032
UF [Member] | Series BCHICI0815 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,996
Terms Years	8 years
Annual interest rate %	3.14%
Date of issuance	Jul. 10, 2025
Maturity date	02/01/2033
UF [Member] | Series BCHIHW1223 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 65,578
Terms Years	19 years
Annual interest rate %	3.21%
Date of issuance	Jul. 15, 2025
Maturity date	06/01/2044
UF [Member] | Series BCHIGB0322 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 8,589
Terms Years	9 years
Annual interest rate %	3.18%
Date of issuance	Jul. 17, 2025
Maturity date	09/01/2034
UF [Member] | Series BCHIGB0322 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 9,557
Terms Years	9 years
Annual interest rate %	3.16%
Date of issuance	Jul. 18, 2025
Maturity date	09/01/2034
UF [Member] | Series BCHIGB0322 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,747
Terms Years	9 years
Annual interest rate %	3.13%
Date of issuance	Jul. 21, 2025
Maturity date	09/01/2034
UF [Member] | Series BCHIGB0322 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 19,187
Terms Years	9 years
Annual interest rate %	3.11%
Date of issuance	Jul. 22, 2025
Maturity date	09/01/2034
UF [Member] | Series BCHIGG1121 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,718
Terms Years	10 years
Annual interest rate %	3.11%
Date of issuance	Jul. 22, 2025
Maturity date	05/01/2035
UF [Member] | Series BCHIHW1223 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 18,489
Terms Years	19 years
Annual interest rate %	3.19%
Date of issuance	Jul. 22, 2025
Maturity date	06/01/2044
UF [Member] | Series BCHIGG1121 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 3,870
Terms Years	10 years
Annual interest rate %	2.99%
Date of issuance	Aug. 22, 2025
Maturity date	05/01/2035
UF [Member] | Series BCHIHN1223 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 22,894
Terms Years	15 years
Annual interest rate %	3.06%
Date of issuance	Aug. 27, 2025
Maturity date	12/01/2039
UF [Member] | Series BCHIGG1121 Five [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 15,519
Terms Years	10 years
Annual interest rate %	3.01%
Date of issuance	Sep. 04, 2025
Maturity date	05/01/2035
UF [Member] | Series BCHIHW1223 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 8,374
Terms Years	19 years
Annual interest rate %	3.12%
Date of issuance	Sep. 04, 2025
Maturity date	06/01/2044
UF [Member] | Series BCHIGA1121 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 38,815
Terms Years	9 years
Annual interest rate %	3.05%
Date of issuance	Sep. 05, 2025
Maturity date	05/01/2034
UF [Member] | Series BCHIGD0721 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 153,769
Terms Years	10 years
Annual interest rate %	3.09%
Date of issuance	Sep. 05, 2025
Maturity date	01/01/2035
UF [Member] | Series BCHIHI1223 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 206,194
Terms Years	12 years
Annual interest rate %	3.13%
Date of issuance	Sep. 05, 2025
Maturity date	06/01/2037
UF [Member] | Series BCHIGA1121 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 31,211
Terms Years	9 years
Annual interest rate %	2.99%
Date of issuance	Sep. 11, 2025
Maturity date	05/01/2034
UF [Member] | Series BCHIGA1121 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 1,951
Terms Years	9 years
Annual interest rate %	2.99%
Date of issuance	Sep. 15, 2025
Maturity date	05/01/2034
UF [Member] | Series BCHIHW1223 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 23,076
Terms Years	19 years
Annual interest rate %	3.12%
Date of issuance	Sep. 15, 2025
Maturity date	06/01/2044
UF [Member] | Series BCHIHN1223 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 41,978
Terms Years	14 years
Annual interest rate %	3.03%
Date of issuance	Sep. 16, 2025
Maturity date	12/01/2039
UF [Member] | BCHIFU0522 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 64,527
Terms Years	7 years
Annual interest rate %	2.91%
Date of issuance	Sep. 17, 2025
Maturity date	11/01/2032
UF [Member] | Series BCHIGA1121 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 21,475
Terms Years	9 years
Annual interest rate %	2.99%
Date of issuance	Sep. 17, 2025
Maturity date	05/01/2034
UF [Member] | BCHIFU0522 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 31,288
Terms Years	7 years
Annual interest rate %	2.91%
Date of issuance	Sep. 22, 2025
Maturity date	11/01/2032
UF [Member] | Series BCHIGA1121 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,862
Terms Years	9 years
Annual interest rate %	2.98%
Date of issuance	Sep. 22, 2025
Maturity date	05/01/2034
UF [Member] | Series BCHIHH1223 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 87,021
Terms Years	11 years
Annual interest rate %	3.08%
Date of issuance	Sep. 22, 2025
Maturity date	12/01/2036
UF [Member] | Series BCHIHH1223 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 66,367
Terms Years	11 years
Annual interest rate %	3.07%
Date of issuance	Sep. 23, 2025
Maturity date	12/01/2036
UF [Member] | BCHIFU0522 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 5,873
Terms Years	7 years
Annual interest rate %	2.90%
Date of issuance	Sep. 25, 2025
Maturity date	11/01/2032
UF [Member] | Series BCHIGA1121 Five [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 25,525
Terms Years	9 years
Annual interest rate %	2.99%
Date of issuance	Oct. 28, 2025
Maturity date	05/01/2034
UF [Member] | Series BCHIHW1223 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 6,410
Terms Years	19 years
Annual interest rate %	3.03%
Date of issuance	Oct. 28, 2025
Maturity date	06/01/2044
UF [Member] | Series BCHIHW1223 Five [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 12,850
Terms Years	19 years
Annual interest rate %	3.02%
Date of issuance	Oct. 30, 2025
Maturity date	06/01/2044
UF [Member] | BCHIFU0522 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	UF
Amount	$ 15,573
Terms Years	7 years
Annual interest rate %	2.89%
Date of issuance	Nov. 06, 2025
Maturity date	11/01/2032
UF [Member] | Series BCHIEZ1121 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 107,462
Terms Years		4 years
Annual interest rate %		3.72%
Date of issuance		Jan. 15, 2024
Maturity date		05/01/2028
UF [Member] | Series BCHIEZ1121 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 31,197
Terms Years		4 years
Annual interest rate %		3.72%
Date of issuance		Jan. 16, 2024
Maturity date		05/01/2028
UF [Member] | Series BCHICE1215 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 21,998
Terms Years		7 years
Annual interest rate %		3.20%
Date of issuance		Jan. 31, 2024
Maturity date		12/01/2031
UF [Member] | Series BCHICH1215 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 7,350
Terms Years		8 years
Annual interest rate %		3.15%
Date of issuance		Feb. 08, 2024
Maturity date		12/01/2032
UF [Member] | Series BCHIFA0222 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 32,349
Terms Years		4 years
Annual interest rate %		3.25%
Date of issuance		Mar. 15, 2024
Maturity date		08/01/2028
UF [Member] | Series BCHIFA0222 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 19,518
Terms Years		4 years
Annual interest rate %		3.32%
Date of issuance		Mar. 21, 2024
Maturity date		08/01/2028
UF [Member] | Series BCHIEY1021 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 12,474
Terms Years		4 years
Annual interest rate %		3.29%
Date of issuance		Mar. 22, 2024
Maturity date		04/01/2028
UF [Member] | Series BCHIFA0222 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 14,228
Terms Years		4 years
Annual interest rate %		3.29%
Date of issuance		Mar. 25, 2024
Maturity date		08/01/2028
UF [Member] | Series BCHIGG1121 Six [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 12,345
Terms Years		11 years
Annual interest rate %		3.35%
Date of issuance		Mar. 26, 2024
Maturity date		05/01/2035
UF [Member] | Series BCHIFA0222 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 3,566
Terms Years		4 years
Annual interest rate %		3.24%
Date of issuance		Mar. 27, 2024
Maturity date		08/01/2028
UF [Member] | Series BCHIEY1021 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 17,696
Terms Years		4 years
Annual interest rate %		3.28%
Date of issuance		Apr. 04, 2024
Maturity date		04/01/2028
UF [Member] | Series BCHIEX0122 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 9,231
Terms Years		1 year
Annual interest rate %		3.10%
Date of issuance		Apr. 12, 2024
Maturity date		07/01/2025
UF [Member] | Series BCHIEX0122 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 14,793
Terms Years		1 year
Annual interest rate %		3.02%
Date of issuance		Apr. 17, 2024
Maturity date		07/01/2025
UF [Member] | Series BCHIHX1223 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 32,225
Terms Years		20 years
Annual interest rate %		3.49%
Date of issuance		May 08, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIHX1223 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 11,376
Terms Years		20 years
Annual interest rate %		3.49%
Date of issuance		May 09, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIHX1223 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 5,727
Terms Years		20 years
Annual interest rate %		3.46%
Date of issuance		May 17, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIHX1223 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 15,283
Terms Years		20 years
Annual interest rate %		3.46%
Date of issuance		May 22, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIHX1223 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 37,202
Terms Years		20 years
Annual interest rate %		3.55%
Date of issuance		Jun. 04, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIFO0721 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 3,575
Terms Years		8 years
Annual interest rate %		3.48%
Date of issuance		Jun. 06, 2024
Maturity date		01/01/2032
UF [Member] | Series BCHIEY1021 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 3,606
Terms Years		4 years
Annual interest rate %		3.20%
Date of issuance		Jun. 10, 2024
Maturity date		04/01/2028
UF [Member] | Series BCHIGG1121 Seven [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 8,366
Terms Years		11 years
Annual interest rate %		3.53%
Date of issuance		Jun. 11, 2024
Maturity date		05/01/2035
UF [Member] | Series BCHIFB1021 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 21,220
Terms Years		5 years
Annual interest rate %		3.35%
Date of issuance		Jun. 12, 2024
Maturity date		04/01/2029
UF [Member] | Series BCHIEY1021 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 12,648
Terms Years		4 years
Annual interest rate %		3.29%
Date of issuance		Jul. 09, 2024
Maturity date		04/01/2028
UF [Member] | Series BCHIFB1021 One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 39,504
Terms Years		5 years
Annual interest rate %		3.50%
Date of issuance		Jul. 09, 2024
Maturity date		04/01/2029
UF [Member] | Series BCHIFB1021 Two [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 1,796
Terms Years		5 years
Annual interest rate %		3.49%
Date of issuance		Jul. 09, 2024
Maturity date		04/01/2029
UF [Member] | Series BCHIFB1021 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 5,399
Terms Years		5 years
Annual interest rate %		3.45%
Date of issuance		Jul. 10, 2024
Maturity date		04/01/2029
UF [Member] | Series BCHIFC0721 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 37,442
Terms Years		6 years
Annual interest rate %		3.47%
Date of issuance		Jul. 11, 2024
Maturity date		01/01/2030
UF [Member] | Series BCHIFC0721 Five [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 7,147
Terms Years		6 years
Annual interest rate %		3.43%
Date of issuance		Jul. 12, 2024
Maturity date		01/01/2030
UF [Member] | Series BCHIHX1223 Five [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 7,550
Terms Years		20 years
Annual interest rate %		3.50%
Date of issuance		Jul. 18, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIFB1021 Four [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 25,454
Terms Years		5 years
Annual interest rate %		3.23%
Date of issuance		Jul. 23, 2024
Maturity date		04/01/2029
UF [Member] | Series BCHIFA0222 Five [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 18,404
Terms Years		4 years
Annual interest rate %		3.04%
Date of issuance		Jul. 24, 2024
Maturity date		08/01/2028
UF [Member] | Series BCHIFO0721 Three [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 19,198
Terms Years		8 years
Annual interest rate %		2.50%
Date of issuance		Sep. 27, 2024
Maturity date		01/01/2032
UF [Member] | Series BCHIHX1223 Six [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 94,840
Terms Years		20 years
Annual interest rate %		2.36%
Date of issuance		Sep. 30, 2024
Maturity date		12/01/2044
UF [Member] | Series BCHIHP1223 [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency		UF
Amount		$ 220,035
Terms Years		16 years
Annual interest rate %		2.37%
Date of issuance		Oct. 01, 2024
Maturity date		12/01/2040
CHF [Member] | Series BONO CHF [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	CHF
Amount	$ 115,739
Terms Years	6 years
Annual interest rate %	1.1875%
Date of issuance	Jun. 17, 2025
Maturity date	07/15/2031
JPY [Member] | Series BONO JPY [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	JPY
Amount	$ 65,260
Terms Years	5 years
Annual interest rate %	1.635%
Date of issuance	Jun. 18, 2025
Maturity date	06/27/2030
MXN [Member] | Series BONO MXN [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	MXN
Amount	$ 50,998
Terms Years	5 years
Annual interest rate %	1.05%
Date of issuance	Jul. 09, 2025
Maturity date	07/17/2030
AUD [Member] | BONO AUD [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	AUD
Amount	$ 43,101
Terms Years	10 years
Annual interest rate %	1.28%
Date of issuance	Oct. 22, 2025
Maturity date	10/30/2035
HKD [Member] | BONO HKD [Member]
Schedule of Long-Term Current Bonds [Line Items]
Currency	HKD
Amount	$ 75,233
Terms Years	7 years
Annual interest rate %	3.735%
Date of issuance	Oct. 30, 2025
Maturity date	11/12/2032
HKD [Member] | BONO HKD One [Member]
Schedule of Long-Term Current Bonds [Line Items]
Amount		$ 52,385
Terms Years		10 years
Annual interest rate %		4.22%
Date of issuance		Feb. 02, 2024
Maturity date		02/09/2034
Subtotal other currencies [Member]
Schedule of Long-Term Current Bonds [Line Items]
Amount		$ 52,385